Income Tax - Income tax provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Federal
Current	$ 451,637
Deferred	441,357	$ (287,882)
State
Current	0	0
Deferred	0	0
Change in the valuation allowance	133,642	287,882
Income tax provision	1,026,636
Operating loss carryforward	0	180,575
Change in valuation allowance	$ 422,133	$ 287,882
Statutory tax rate	21.00%	21.00%